Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions

Note 3: Acquisitions

ExtenData Solutions, LLC

On December 4, 2020, the Company entered into a Membership Unit Purchase Agreement (the “Purchase Agreement”) and concurrently therewith closed upon the acquisition of all of the issued and outstanding membership interests of ExtenData for $5,169,787. The consideration we paid is comprised of cash of $4,419,787, of which $4,250,000 was paid as of December 31, 2020, and an estimated earn-out obligation valued at $750,000, subject to the financial performance of ExtenData during each of the two years following the closing of the acquisition. The earn-out obligation is recorded in other liabilities in the consolidated balance sheet as of December 31, 2020. As a result of the acquisition, ExtenData became a wholly owned subsidiary of the Company. ExtenData is focused on enterprise mobility solutions and provides software product development, mobile computing, identification and tracking solutions, and wireless tracking solutions.

The acquisition was accounted for using the acquisition method pursuant to ASC Topic 805, Business Combinations. Accordingly, goodwill has been measured as the excess of the total consideration over the amounts assigned to the identifiable assets acquired and liabilities assumed. The operating results for ExtenData have been consolidated into our results of operations beginning December 5, 2020.

The allocation of the total consideration to the estimated fair value of acquired net assets as of the acquisition date for ExtenData is as follows (in thousands):

Cash	$841
Accounts receivable	1,900
Inventory	4
Prepaids and other current assets	40
Fixed assets	519
Customer lists and relationships	2,420
Trade name	510
Developed technology	70
Backlog	60
Accounts payable	(1,678)
Accrued expenses	(244)
Deferred revenue	(410)
Total fair value excluding goodwill	4,032
Goodwill	1,138
Total consideration	$5,170

The estimated useful lives of intangible assets recorded related to the ExtenData acquisition are as follows (in thousands):

Expected Life
Customer lists and relationships	12 years
Trade name	3 years
Developed technology	3 years
Backlog	3 months

Royce Digital Systems

In connection with the acquisition of Royce Digital Systems, Inc. (“RDS”) in June 2018, we estimated an earnout obligation of $500,000 for the second 12-month period post acquisition. Since the closing of the acquisition, certain disputes have arisen regarding third-party claims seeking damages potentially to be incurred by us. On September 16, 2020, in settlement of the dispute, the Company and the seller agreed to the original earnout obligation of $500,000 and that only $298,000 of the earnout shall be paid by the Company in settlement of the disputes. As a result, we recorded $202,000 in Other Income in the Consolidated Statements of Income and Comprehensive Income during the year ended December 31, 2020.